DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of debt maturity
A breakdown of debt by nature and split between current and non-current is presented below.

	At December 31,
	2025			2024
	Current	Non-current	Total	Current	Non-current	Total
	(€ thousand)
Asset-backed financing (Securitizations)	669,185	619,205	1,288,390	649,173	693,082	1,342,255
Bonds and notes	12,368	946,907	959,275	459,056	953,917	1,412,973
Borrowings from banks and other financial institutions	203,021	225,000	428,021	143,800	270,833	414,633
Lease liabilities	31,348	130,799	162,147	26,491	99,779	126,270
Other debt	46,387	—	46,387	55,757	—	55,757
Total debt	962,309	1,921,911	2,884,220	1,334,277	2,017,611	3,351,888

Movements in debt are presented below, financing cash flows and other movements presented separately.

		Financing cash flows		Other movements
	Balance at December 31, 2024	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)	Translation differences	Balance at December 31, 2025
	(€ thousand)
Asset-backed financing (Securitizations)	1,342,255	142,375	(33,294)	(1,250)	(161,696)	1,288,390
Bonds and notes	1,412,973	—	(450,963)	(2,735)	—	959,275
Borrowings from banks and other financial institutions	414,633	400,000	(378,332)	(1,007)	(7,273)	428,021
Lease liabilities	126,270	—	(23,825)	67,431	(7,729)	162,147
Other debt	55,757	42,527	(46,161)	—	(5,736)	46,387
Total debt	3,351,888	584,902	(932,575)	62,439	(182,434)	2,884,220

		Financing cash flows		Other movements
	Balance at December 31, 2023	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)(2)	Translation differences	Balance at December 31, 2024
	(€ thousand)
Asset-backed financing (Securitizations)	1,166,473	340,499	(243,649)	461	78,471	1,342,255
Bonds and notes	903,673	496,145	—	13,155	—	1,412,973
Borrowings from banks and other financial institutions	290,930	225,000	(104,690)	(672)	4,065	414,633
Lease liabilities	73,047	—	(22,001)	73,429	1,795	126,270
Other debt	43,063	51,022	(41,297)	—	2,969	55,757
Total debt	2,477,186	1,112,666	(411,637)	86,373	87,300	3,351,888
_____________________________
(1)     Other changes in lease liabilities relate entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
(2) Includes gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond fully repaid, upon maturity, in 2025.
Disclosure of contractual undiscounted cash flows
The contractual maturities (contractual undiscounted cash flows, including interest) of the Group’s debt based on relevant maturity groupings are presented below.

	Contractual cash flows at December 31, 2025
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2025 (*)
	(€ thousand)
Asset-backed financing (Securitizations)	702,097	387,018	253,845	—	1,342,960	1,288,390
Bonds and notes	23,075	23,075	705,722	302,582	1,054,454	959,275
Borrowings from banks and other financial institutions	209,710	79,819	154,320	—	443,849	428,021
Lease liabilities	36,049	29,012	61,072	61,298	187,431	162,147
Other debt	46,387	—	—	—	46,387	46,387
Total debt	1,017,318	518,924	1,174,959	363,880	3,075,081	2,884,220

	Contractual cash flows at December 31, 2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2024 (*)
	(€ thousand)
Asset-backed financing (Securitizations)	685,427	435,082	282,283	—	1,402,792	1,342,255
Bonds and notes	480,802	23,075	218,525	812,804	1,535,206	1,412,973
Borrowings from banks and other financial institutions	152,858	53,683	234,312	—	440,853	414,633
Lease liabilities	29,182	24,390	49,052	36,912	139,536	126,270
Other debt	55,757	—	—	—	55,757	55,757
Total debt	1,404,026	536,230	784,172	849,716	3,574,144	3,351,888
_____________________________
(*) As reported in the consolidated statement of financial position.

Disclosure of debt instruments
Details relating to the revolving securitization programs are presented below.

Program	Funding Limit (2)	Amount Outstanding at December 31, 2025	Amount Outstanding at December 31, 2024	Maturity Date
	($ million)	($ million)	($ million)
Syndicated program (retail) (1)	1,050	1,038	974	December 2026
Program lease/retail (1)	525	475	420	November 2027
Total asset-backed financing (Securitizations)	1,575	1,513	1,394
_____________________________
(1)At December 31, 2025 the notes relating to the retail securitization program bore interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 79 basis points and the notes relating to the leasing/retail securitization program bore interest at a rate per annum equal to the aggregate of SOFR plus a margin of 70 basis points.
(2)Excluding accrued interest.
Borrowings from banks and other financial institutions

Information relating to borrowings from banks and other financial institutions is presented below.

		Amount Outstanding at December 31,
Borrowing Entity	Currency	2025	2024	Maturity Date
		(€ thousand)
Ferrari NV (1)	EUR	37,970	84,115	January 2026 (4)
Ferrari NV (1)	EUR	8,336	41,682	March 2026
Ferrari NV (1)	EUR	100,452	—	April 2026
Ferrari NV (1)	EUR	75,361	75,497	January 2027
Ferrari NV (1)	EUR	150,130	150,143	December 2028
Ferrari Financial Services, Inc. (2)	USD	55,769	63,181	April 2026
Ferrari SpA (3)	EUR	3	15
Total borrowings from banks and other financial institutions		428,021	414,633
_____________________________
(1)     Term loans bearing an average interest rate of 2.6593 percent as of December 31, 2025.
(2)    Financial liabilities of FFS Inc to support financial services activities bearing interest at SOFR plus 83 basis points.
(3)    At December 31, 2024 relates to an amortized term loan repaid in June 2025. At December 31, 2025 relates to banking fees and interest.
(4) The amount was fully repaid in January 2026.